Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Stock Options Activity
The following reflects stock option activity under the Plans:

	Number of stock options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2017	3,634,733	$20.03
Granted	980,570	28.82
Exercised	(1,810,108)	20.18
Forfeited	(196,586)	24.17
Outstanding at December 31, 2017	2,608,609	$22.92
Exercisable at December 31, 2017	1,579,435	$20.29	5.3	$16.8
Expected to vest after December 31, 2017	1,029,174	$26.95	8.4	$4.1

Summary of Restricted Stock Activity
The following table reflects RSUs activity under the Plans:

	Number of Restricted Stock Unit	Weighted- average grant-date fair value
Non-vested at January 1, 2017	1,009,887	$13.10
Granted	572,938	29.39
Vested	(658,115)	16.15
Forfeited	(135,791)	16.72
Non-vested at December 31, 2017	788,919	$21.77
The following table reflects restricted stock activity under the Plans:

	Restricted stock	Weighted average grant-date fair value
Non-vested at January 1, 2017	86,197	$18.43
Granted	46,536	29.92
Vested	(79,898)	18.42
Forfeited	—	—
Non-vested at December 31, 2017	52,835	$28.56

Summary of Weighted Average Assumptions Used Under Black Scholes Merton Option Valuation Model
The weighted-average assumptions used under the Black-Scholes-Merton option valuation model were as follows:

	Year ended December 31,
	2017	2016	2015
Risk-free interest rate (1)	2.1%	—%	1.7%
Expected dividend yield (2)	—	—	—
Expected volatility (3)	25.5%	—%	28.3%
Expected term (years) (4)	5.9	0.0	6.2

(1)	The risk-free interest rate is based on the US Treasury yield for a term consistent with the expected term of the stock options at the time of grant.

(2)	The Company currently has no expectation of paying cash dividends on its common stock.

(3)
As the Company does not have sufficient historical volatility data, the expected volatility is based on the average historical data of a peer group of public companies over a period equal to the expected term of the stock options.

(4)
As the Company does not have sufficient historical exercise data under the Plans, the expected term is based on the average of the vesting period of each tranche and the original contract term of 10 years.

The weighted-average assumptions under the Monte Carlo simulation model were as follows:

Year ended December 31, 2016
Risk-free interest rate (1)	1.0%
Expected dividend yield (2)	—
Expected volatility (3)	45.0%

(1)	The risk-free interest rate is based on the US Treasury yield for a period in years over which performance condition is satisfied.

(2)	The Company currently has no expectation of paying cash dividends on its common stock.

(3)
As the Company does not have sufficient historical volatility data, the expected volatility is based on the average historical data of a peer group of public companies over a period equal to the expected term of the performance-based RSUs.

Summary of Additional Stock Based Compensation Information
The following table provides additional stock-based compensation information:

	Year ended December 31,
(in millions)	2017	2016	2015
Total intrinsic value of stock options exercised	$16.7	$4.0	$0.4
Fair value of restricted stock and RSUs vested	22.8	2.7	2.9